Document and Entity Information	12 Months Ended
May 31, 2025
Cover [Abstract]
Entity Registrant Name	SCHOLASTIC CORPORATION
Document Type	DEFR14A
Amendment Flag	true
Entity Central Index Key	0000866729
Amendment Description	This Amendment No. 1 to Registrant’s Schedule 14A filed on August 7, 2025, is followed by a corrected copy of the complete Definitive Proxy Statement filed by the Registrant as part of the Schedule 14Aon August 7, 2025. As a result of a scrivener’s error, page 59 of the Company’s prior filing incorrectly listed the dates by which shareholder presentation of proposals for inclusion in the 2026 Proxy Statement pursuant to Rule 14a-8 under the Securities Exchange Act of 1934, other proposals for consideration at the 2026 Annual Meeting, and nominations of individuals for election onto the Board must be received by the Secretary of the Company These dates have now been corrected for all purposes in the Definitive Proxy Statement filed herewith, including the printed and online versions of the Company’s Proxy Statement available on the Company’s Investor Relations website.